Shareholders' Equity-Capital Above Guidelines (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Class of Stock [Line Items]
Tier 1 capital	$ 11,535
Total capital	7,896
Leverage	1,495
Bank Of New York Mellon
Class of Stock [Line Items]
Tier 1 capital	8,320
Total capital	4,880
Leverage	$ 688